UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07715

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Global Small Cap Fund

Schedule of Investments

January 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (96.9%)
Australia (5.5%)
Banks (0.7%)
Bendigo Bank, Ltd.§	80,000	$838,261

Commercial Services & Supplies (0.3%)
Iress Market Technology, Ltd.§	65,000	372,523

Diversified Financials (2.6%)
Austbrokers Holdings, Ltd.	397,000	1,663,102
Australian Infrastructure Fund	300,000	622,110
Mortgage Choice, Ltd.	503,000	1,092,114

		3,377,326

Machinery (0.4%)
Emeco Holdings, Ltd.*	376,500	538,787

Media (1.0%)
Seven Network, Ltd.	77,000	705,314
STW Communications Group, Ltd.§	238,000	582,687

		1,288,001

Transportation Infrastructure (0.5%)
Babcock & Brown Infrastructure Group§	486,021	704,814

TOTAL AUSTRALIA		7,119,712

Belgium (1.2%)
Healthcare Equipment & Supplies (1.2%)
Omega Pharma SA	19,950	1,607,296

TOTAL BELGIUM		1,607,296

Bermuda (0.4%)
Household Durables (0.1%)
Helen of Troy, Ltd.*	2,300	55,453

Insurance (0.3%)
Max Re Capital, Ltd.	18,000	432,000

TOTAL BERMUDA		487,453

China (2.6%)
Airlines (1.4%)
Air China, Ltd. Series H§	2,546,000	1,816,502

Communications Equipment (1.2%)
ZTE Corp. Series H§	352,800	1,588,721

TOTAL CHINA		3,405,223

Denmark (1.2%)
Household Durables (1.2%)
Bang & Olufsen AS B Shares§	12,375	1,588,629

TOTAL DENMARK		1,588,629

Finland (0.5%)
Communications Equipment (0.5%)
Elcoteq SE	54,150	643,123

TOTAL FINLAND		643,123

France (1.7%)
Real Estate (1.7%)
Nexity	26,350	2,207,364

TOTAL FRANCE		2,207,364

Germany (7.8%)
Building Products (1.5%)
Pfleiderer AG§	58,700	1,878,108

	Number of Shares	Value

COMMON STOCKS
Germany
Commercial Services & Supplies (1.0%)
CeWe Color Holding AG§	28,500	$1,334,146

Diversified Financials (1.5%)
AWD Holding AG§	44,000	1,932,354

Machinery (1.3%)
IWKA AG*§	58,000	1,667,092

Real Estate (1.0%)
Vivacon AG*	35,000	1,335,289

Specialty Retail (1.5%)
Fielmann AG§	30,600	1,857,910

TOTAL GERMANY		10,004,899

Japan (14.5%)
Auto Components (1.7%)
NHK Spring Company, Ltd.§	96,000	1,008,164
Nippon Seiki Company, Ltd.	50,000	1,161,919

		2,170,083

Chemicals (3.0%)
Kuraray Company, Ltd.	203,500	2,452,557
Toho Tenax Company, Ltd.*§	219,000	1,403,597

		3,856,154

Commercial Services & Supplies (0.5%)
Take and Give Needs Company, Ltd.§	895	608,369
Computers & Peripherals (1.0%)
Melco Holdings, Inc.§	51,300	1,279,297

Distributor (0.3%)
Happinet Corp.	21,100	333,976

Diversified Financials (1.2%)
Asset Managers Company, Ltd.§	440	970,990
OMC Card, Inc.§	87,100	624,237

		1,595,227

Electronic Equipment & Instruments (1.3%)
Nidec Corp.	10,000	705,660
Nihon Dempa Kogyo Company, Ltd.§	22,500	1,011,452

		1,717,112
Food Products (0.5%)
Mitsui Sugar Company, Ltd.	199,000	665,293

Hotels, Restaurants & Leisure (0.6%)
Round One Corp.§	309	834,652

Internet & Catalog Retail (0.6%)
Belluna Company, Ltd.§	49,700	746,833

Internet Software & Services (1.3%)
ACCA Networks Company, Ltd.	206	376,059
SBI Holdings, Inc.§	3,375	1,308,939

		1,684,998

Machinery (1.0%)
Sodick Company, Ltd.	159,800	1,331,090

Specialty Retail (1.5%)
USS Company, Ltd.	19,220	1,263,029
Village Vanguard Company, Ltd.	109	623,809

		1,886,838

TOTAL JAPAN		18,709,922

Netherlands (2.3%)
Commercial Services & Supplies (0.1%)
Tele Atlas NV*§	6,744	141,035

	Number of Shares	Value

COMMON STOCKS
Netherlands
Electronic Equipment & Instruments (0.7%)
Gemalto NV*§	34,200	$854,599

Semiconductor Equipment & Products (1.5%)
ASM International NV*§	84,000	1,925,403

TOTAL NETHERLANDS		2,921,037

Norway (2.6%)
Electronic Equipment & Instruments (1.6%)
Tandberg ASA	121,367	2,029,730

Machinery (1.0%)
Tomra Systems ASA§	188,000	1,280,288

TOTAL NORWAY		3,310,018

Puerto Rico (0.2%)
Banks (0.2%)
First BanCorp.*	27,700	295,836

TOTAL PUERTO RICO		295,836

Sweden (3.9%)
Commercial Services & Supplies (0.8%)
Observer AB*§	216,000	1,017,979

Healthcare Equipment & Supplies (1.5%)
Getinge AB Class B	89,000	1,936,780

Machinery (1.6%)
Alfa Laval AB	45,000	2,124,731

TOTAL SWEDEN		5,079,490

Switzerland (3.5%)
Biotechnology (1.7%)
Actelion, Ltd.*	8,938	2,171,056

Machinery (1.8%)
Georg Fischer AG*	3,420	2,284,054

TOTAL SWITZERLAND		4,455,110

United Kingdom (9.4%)
Commercial Services & Supplies (4.1%)
Enterprise PLC	140,000	1,418,542
Michael Page International PLC	200,000	1,878,194
Serco Group PLC	240,000	1,953,952

		5,250,688

Diversified Financials (1.2%)
Melrose PLC	400,000	1,511,060

Industrial Conglomerates (2.3%)
Intertek Group PLC	100,000	1,684,597
Synergy Healthcare PLC	93,385	1,334,355

		3,018,952

Insurance (0.6%)
Amlin PLC	130,000	778,564

Road & Rail (1.2%)
Arriva PLC	110,000	1,557,247

TOTAL UNITED KINGDOM		12,116,511

United States (39.6%)
Aerospace & Defense (0.2%)
Armor Holdings, Inc.*	3,200	193,600
United Industrial Corp.	900	45,459

		239,059

	Number of Shares	Value

COMMON STOCKS
United States
Agriculture (0.0%)
Delta & Pine Land Co.	1,100	$44,770

Airlines (0.5%)
Alaska Air Group, Inc.*	4,100	175,685
ExpressJet Holdings, Inc.*§	24,300	189,783
SkyWest, Inc.	10,700	290,398

		655,866

Auto Components (0.4%)
Accuride Corp.*	9,100	102,102
American Axle & Manufacturing Holdings, Inc.§	14,200	295,076
Superior Industries International, Inc.§	3,600	73,332

		470,510

Banks (2.2%)
Boston Private Financial Holdings, Inc.§	1,700	49,164
Center Financial Corp.	2,100	49,371
Citizens Banking Corp.	1,700	41,667
Community Bancorp*§	3,300	110,451
Corus Bankshares, Inc.§	12,700	270,510
First Niagara Financial Group, Inc.	5,200	75,348
FirstFed Financial Corp.*§	8,000	551,600
Hanmi Financial Corp.	9,000	184,320
Independent Bank Corp.	4,000	88,280
Nara Bancorp, Inc.	4,900	96,187
Placer Sierra Bancshares	8,600	236,414
Prosperity Bancshares, Inc.§	6,400	224,000
Southwest Bancorp, Inc.	1,700	45,288
Sterling Bancshares, Inc.	16,350	197,017
Sterling Financial Corp.	1,500	49,755
TierOne Corp.	1,700	51,204
Umpqua Holdings Corp.	5,900	167,855
Whitney Holding Corp.	4,700	148,708
Wilshire Bancorp, Inc.§	9,000	164,250

		2,801,389

Biotechnology (1.7%)
Albany Molecular Research, Inc.*	13,000	132,340
Alkermes, Inc.*	14,800	220,816
Cubist Pharmaceuticals, Inc.*	5,400	99,360
Digene Corp.*	3,700	190,365
Kendle International, Inc.*	2,000	77,680
LifeCell Corp.*§	16,100	384,951
Pharmanet Development Group, Inc.*§	4,400	87,340
Savient Pharmaceuticals, Inc.*§	9,400	140,342
United Therapeutics Corp.*	6,600	353,760
ViroPharma, Inc.*	28,500	485,355

		2,172,309

Building Products (0.7%)
American Woodmark Corp.§	7,000	314,720
Lamson & Sessions Co.*§	9,800	255,682
NCI Building Systems, Inc.*	2,100	119,532
PW Eagle, Inc.§	8,200	270,436

		960,370

Chemicals (0.6%)
CF Industries Holdings, Inc.	2,000	61,000
Georgia Gulf Corp.	13,800	287,178
H.B. Fuller Co.	4,700	121,589
Olin Corp.	5,800	97,672
PolyOne Corp.*	18,800	137,804
W.R. Grace & Co.*§	2,500	54,250

		759,493

	Number of Shares	Value

COMMON STOCKS
United States
Commercial Services & Supplies (1.8%)
Administaff, Inc.	5,300	$216,982
BISYS Group, Inc.*	9,700	123,869
Deluxe Corp.	3,600	107,712
Headwaters, Inc.*§	8,500	193,120
Heidrick & Struggles International, Inc.*	5,900	257,653
ICT Group, Inc.*	1,700	48,484
Kelly Services, Inc. Class A	5,400	167,454
Korn/Ferry International*	9,200	219,696
Labor Ready, Inc.*	12,600	236,628
Navigant Consulting, Inc.*	2,700	56,106
PHH Corp.*	5,200	152,152
Pre-Paid Legal Services, Inc.*§	1,400	54,432
Valassis Communications, Inc.*	8,200	126,034
Vertrue, Inc.*§	8,700	404,463

		2,364,785

Communications Equipment (1.3%)
Arris Group, Inc.*	17,000	241,740
Brocade Communications Systems, Inc.*	53,100	455,598
Comtech Telecommunications Corp.*	4,300	154,800
Emulex Corp.*	21,800	386,950
Sonus Networks, Inc.*	8,200	59,368
Symmetricom, Inc.*	12,200	104,188
UTStarcom, Inc.*§	29,200	257,836

		1,660,480

Computers & Peripherals (0.6%)
Hutchinson Technology, Inc.*§	5,900	131,098
Komag, Inc.*§	13,300	453,796
Palm, Inc.*§	15,100	208,833

		793,727

Construction & Engineering (0.0%)
Granite Construction, Inc.	900	48,204

Distribution & Wholesale (0.1%)
Brightpoint, Inc.*	8,380	92,264

Diversified Financials (1.8%)
ASTA Funding, Inc.§	4,700	151,434
Cash America International, Inc.	6,100	260,531
EZCORP, Inc. Class A*	3,300	55,209
First Cash Financial Services, Inc.*	5,900	138,532
Knight Capital Group, Inc. Class A*	14,100	254,787
MCG Capital Corp.	10,700	211,539
Piper Jaffray Companies, Inc.*	4,200	289,548
Portfolio Recovery Associates, Inc.*§	6,000	260,820
SWS Group, Inc.	13,050	329,252
Texas Capital Bancshares, Inc.*	3,500	68,110
World Acceptance Corp.*	5,900	259,659

		2,279,421

Diversified Telecommunication Services (0.3%)
Cbeyond, Inc.*	1,700	50,524
CT Communications, Inc.§	11,300	276,059

		326,583

Electric Utilities (0.8%)
Cleco Corp.	22,300	569,542
El Paso Electric Co.*	8,500	206,550
Empire District Electric Co.	4,500	107,145
Unisource Energy Corp.	4,800	180,096

		1,063,333

Electrical Equipment (0.7%)
General Cable Corp.*	5,200	224,276
Genlyte Group, Inc.*	5,500	416,735

	Number of Shares	Value

COMMON STOCKS
United States
Electrical Equipment
Houston Wire & Cable Co.*§	9,800	$232,064

		873,075

Electronic Equipment & Instruments (0.9%)
Benchmark Electronics, Inc.*	1,900	43,035
Itron, Inc.*	8,000	461,120
KEMET Corp.*§	22,500	169,650
Littelfuse, Inc.*	1,800	56,502
Methode Electronics, Inc.	14,400	158,544
Plexus Corp.*	9,600	161,280
TTM Technologies, Inc.*	9,800	104,958

		1,155,089

Energy Equipment & Services (0.9%)
Atwood Oceanics, Inc.*	5,200	251,524
Global Industries, Ltd.*	6,900	92,943
Hercules Offshore, Inc.*	5,000	132,200
Lone Star Technologies, Inc.*	1,100	53,185
Lufkin Industries, Inc.	1,100	65,835
Matrix Service Co.*	2,800	51,576
Oceaneering International, Inc.*	1,400	55,258
SEACOR Holdings, Inc.*	500	50,615
Unit Corp.*	8,700	421,776

		1,174,912

Food & Drug Retailing (0.6%)
Central European Distribution Corp.*§	2,400	70,776
Longs Drug Stores Corp.	6,500	279,500
Nash Finch Co.§	10,300	297,464
PetMed Express, Inc.*§	3,600	42,552
Wild Oats Markets, Inc.*§	7,700	111,881

		802,173

Food Products (0.4%)
Chiquita Brands International, Inc.§	9,900	157,113
Corn Products International, Inc.	1,300	44,525
MGP Ingredients, Inc.§	5,000	110,350
Peet’s Coffee & Tea, Inc.*	1,800	46,530
Pilgrim’s Pride Corp.	3,500	110,845

		469,363

Healthcare Equipment & Supplies (1.7%)
ArthroCare Corp.*§	13,100	483,390
Candela Corp.*	6,000	69,360
Cutera, Inc.*	2,000	57,100
Immucor, Inc.*	6,600	208,164
IntraLase Corp.*	2,200	54,120
LCA-Vision, Inc.§	1,900	73,568
Neurometrix, Inc.*	12,000	159,600
Noven Pharmaceuticals, Inc.*	5,200	142,272
Palomar Medical Technologies, Inc.*§	2,900	144,304
Quidel Corp.*§	13,100	178,029
Somanetics Corp.*§	2,300	44,436
SurModics, Inc.*§	10,800	388,368
Zoll Medical Corp.*	2,000	125,440

		2,128,151

Healthcare Providers & Services (1.4%)
Amedisys, Inc.*	2,600	84,032
Amerigroup Corp.*	16,900	612,794
Centene Corp.*	9,100	226,772
Cross Country Healthcare, Inc.*	2,300	51,888
eResearch Technology, Inc.*§	27,300	191,100
Gentiva Health Services, Inc.*	2,900	57,420
Healthspring, Inc.*	7,200	141,624
Kindred Healthcare, Inc.*	2,100	60,270

	Number of Shares	Value

COMMON STOCKS
United States
Healthcare Providers & Services
Omnicell, Inc.*	2,400	$49,728
Parexel International Corp.*	7,500	245,625
Psychiatric Solutions, Inc.*	1,752	68,223
Sunrise Senior Living, Inc.*	1,800	64,368

		1,853,844

Hotels, Restaurants & Leisure (0.7%)
CKE Restaurants, Inc.	28,800	569,376
Live Nation, Inc.*	4,000	98,720
Multimedia Games, Inc.*§	12,100	125,477
P.F. Chang’s China Bistro, Inc.*§	2,000	79,220

		872,793

Household Durables (0.2%)
American Greetings Corp. Class A	9,500	228,190
Topps Company, Inc.§	5,600	55,104

		283,294

Household Products (0.0%)
WD-40 Co.	1,400	46,102

Insurance (1.8%)
American Equity Investment Life Holding Co.§	4,000	51,240
American Physicians Capital, Inc.*	1,300	50,310
Argonaut Group, Inc.*	1,300	43,602
Delphi Financial Group, Inc. Class A	14,700	579,768
Safety Insurance Group, Inc.	9,400	459,096
Seabright Insurance Holdings*	4,600	82,846
Tower Group, Inc.	15,500	520,800
Triad Guaranty, Inc.*§	6,800	350,200
Universal American Financial Corp.*	9,800	184,730

		2,322,592

Internet & Catalog Retail (0.1%)
Insight Enterprises, Inc.*	3,800	77,254

Internet Software & Services (2.0%)
Allscripts Heathcare Solutions, Inc.*§	20,200	618,120
Blue Coat Systems, Inc.*§	2,200	55,022
Digital River, Inc.*§	11,600	593,688
InfoSpace, Inc.*	10,800	250,992
Interwoven, Inc.*	3,300	51,810
Knot, Inc.*§	2,200	66,374
United Online, Inc.	37,800	530,712
Vignette Corp.*	12,300	220,416
WebMethods, Inc.*	6,400	48,192
Websense, Inc.*	4,600	99,590

		2,534,916

IT Consulting & Services (0.2%)
ManTech International Corp. Class A*	1,400	47,768
ProQuest Co.*	13,300	147,630

		195,398

Leisure Equipment & Products (0.2%)
Jakks Pacific, Inc.*	8,500	172,295
RC2 Corp.*	1,100	43,461

		215,756

Machinery (1.5%)
Ceradyne, Inc.*§	8,900	481,312
Columbus McKinnon Corp.*	2,900	66,642
EnPro Industries, Inc.*	10,900	360,245
Freightcar America, Inc.	3,400	197,574
Gehl Co.*	1,700	45,475
Greenbrier Companies, Inc.§	1,200	34,644
Insteel Industries, Inc.	6,700	111,823

	Number of Shares	Value

COMMON STOCKS
United States
Machinery
Mueller Industries, Inc.	2,900	$94,453
Navistar International Corp.*	12,900	570,696

		1,962,864

Marine (0.2%)
Hornbeck Offshore Services, Inc.*	9,400	258,688

Media (1.2%)
aQuantive, Inc.*	2,200	58,960
Emmis Communications Corp. Class A§	33,300	287,712
InVentiv Health, Inc.*	3,900	136,851
Netflix, Inc.*§	15,600	355,680
Scholastic Corp.*	8,300	293,405
Sonic Solutions*§	10,000	183,500
Westwood One, Inc.	26,200	181,566

		1,497,674

Metals & Mining (1.5%)
AK Steel Holding Corp.*	18,500	389,240
Carpenter Technology Corp.	2,300	269,330
Chaparral Steel Co.	8,500	435,880
Cleveland-Cliffs, Inc.§	2,700	147,582
Metal Management, Inc.	6,900	283,176
Quanex Corp.	9,600	376,224

		1,901,432

Multiline Retail (0.0%)
Fred’s, Inc.	3,800	51,110

Oil & Gas (1.4%)
Cimarex Energy Co.	1,200	44,976
Comstock Resources, Inc.*	7,800	249,210
EXCO Resources, Inc.*	18,900	317,520
General Maritime Corp.§	5,100	186,099
Omi Corp.	1,900	41,914
PetroQuest Energy, Inc.*	3,700	48,211
Pioneer Drilling Co.*	31,800	402,906
Swift Energy Co.*	8,700	385,758
VAALCO Energy, Inc.*§	24,000	156,240

		1,832,834

Paper & Forest Products (0.3%)
Potlatch Corp.	8,900	420,169

Personal Products (0.0%)
Elizabeth Arden, Inc.*	2,800	52,920

Pharmaceuticals (0.8%)
Alpharma, Inc. Class A	9,600	264,480
Par Pharmaceutical Cos, Inc.*	4,100	108,158
Salix Pharmaceuticals, Ltd.*§	10,400	147,680
Sciele Pharma, Inc.*§	19,500	463,125

		983,443

Real Estate (1.7%)
American Home Mortgage Investment Corp.§	12,400	433,256
Arbor Realty Trust, Inc.	5,100	162,741
BioMed Realty Trust, Inc.	5,200	155,116
Education Realty Trust, Inc.§	8,900	133,767
Entertainment Properties Trust	6,500	421,590
Innkeepers USA Trust	14,700	240,933
Kite Realty Group Trust	5,500	107,250
MFA Mortgage Investments, Inc.	10,800	80,352
National Health Investors, Inc.	3,200	102,720
Redwood Trust, Inc.	5,100	324,156

		2,161,881

	Number of Shares	Value

COMMON STOCKS
United States
Road & Rail (0.5%)
Arkansas Best Corp.	5,700	$217,854
Celadon Group, Inc.*	15,300	256,887
Saia, Inc.*	8,000	213,200

		687,941

Semiconductor Equipment & Products (1.6%)
Advanced Energy Industries, Inc.*	15,400	266,882
Brooks Automation, Inc.*	12,400	172,608
Cabot Microelectronics Corp.*§	5,200	156,988
Cymer, Inc.*	4,600	194,258
Diodes, Inc.*	5,600	205,352
FormFactor, Inc.*	1,200	48,780
OmniVision Technologies, Inc.*§	9,200	106,168
Photronics, Inc.*	16,100	268,226
RF Micro Devices, Inc.*	8,900	68,708
Standard Microsystems Corp.*	1,800	50,220
Tessera Technologies, Inc.*	2,200	84,128
Varian Semiconductor Equipment Associates, Inc.*	5,800	238,670
Zoran Corp.*	18,800	262,636

		2,123,624

Software (1.2%)
Aspen Technology, Inc.*	7,200	73,800
Dendrite International, Inc.*	13,100	142,921
Inter-Tel, Inc.	13,300	300,979
Mentor Graphics Corp.*	9,900	184,140
MicroStrategy, Inc. Class A*	900	109,278
Progress Software Corp.*	11,400	323,874
TradeStation Group, Inc.*	33,700	430,012
Wind River Systems, Inc.*	4,300	42,656

		1,607,660

Specialty Retail (2.1%)
Aeropostale, Inc.*	13,100	470,814
Building Materials Holding Corp.	9,400	224,002
Charlotte Russe Holding, Inc.*	10,600	323,830
Charming Shoppes, Inc.*	22,100	289,952
Children’s Place Retail Stores, Inc.*	2,200	119,262
Christopher & Banks Corp.	2,900	51,562
Dick’s Sporting Goods, Inc.*	3,700	190,513
DSW, Inc. Class A*§	6,800	272,612
Gymboree Corp.*	5,100	220,779
J. Crew Group, Inc.*§	1,400	50,862
Pacific Sunwear of California, Inc.*	3,800	74,480
Rent-A-Center, Inc.*	5,500	162,030
Select Comfort Corp.*§	13,200	243,408
Tween Brands, Inc.*	1,300	44,447

		2,738,553

Textiles & Apparel (0.5%)
K-Swiss, Inc. Class A	5,200	164,424
Kenneth Cole Productions, Inc. Class A	1,900	44,992
Oxford Industries, Inc.	900	43,011
Steven Madden, Ltd.	8,300	246,676
True Religion Apparel, Inc.*§	7,500	125,850

		624,953

Tobacco (0.3%)
Alliance One International, Inc.*	11,300	86,671
Schweitzer-Mauduit International, Inc.	4,400	106,876
Vector Group, Ltd.§	9,300	167,121

		360,668

Wireless Telecommunication Services (0.0%)
Dobson Communications Corp. Class A*	6,200	60,078

	Number of Shares	Value

COMMON STOCKS
TOTAL UNITED STATES		$51,063,767

TOTAL COMMON STOCKS (Cost $106,100,212)		125,015,390

PREFERRED STOCK (1.6%)
Germany (1.6%)
Healthcare Equipment & Supplies (1.6%)
Draegerwerk AG (Cost $1,540,403)	26,000	2,064,082

WARRANTS (0.0%)
United States (0.0%)
Chemicals (0.0%)
Pacific Ethanol, Inc., strike price $31.55, expires 02/28/07* (Cost $0)	11,500	0

LIMITED PARTNERSHIP (0.4%)
United States (0.4%)
Venture Capital (0.4%)
Austin Ventures VIII L.P.*†† (Cost $399,859)	513,333	425,850

SHORT-TERM INVESTMENTS (28.9%)
State Street Navigator Prime Portfolio§§	35,728,629	35,728,629

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 2/01/07	$1,592	1,592,000

TOTAL SHORT-TERM INVESTMENTS (Cost $37,320,629)		37,320,629

TOTAL INVESTMENTS AT VALUE (127.8%) (Cost $145,361,103)		164,825,951

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.8%)		(35,815,360)

NET ASSETS (100.0%)		$129,010,591

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
††	Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund initially values its investments in private-equity portfolios (“Private Funds”) at the amount invested in the Private Fund, less related expenses, where identifiable, unless and until Credit Suisse determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Fund are valued at their “fair values” using procedures approved by the Board of Directors.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.

		Number					Percentage
	Security	of	Acquisition		Fair	Value per	of	Distributions	Open
Security	Type	Shares	Date	Cost	Value	Share	Net Assets	Received	Commitments

Austin Ventures VIII L.P.	Ltd. Partnership	513,333	7/13/01	$399,859	$425,850	$0.75	0.33%	$68,264	$40,000

Federal Income Tax Cost – At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $145,361,103, $25,856,407, $(6,391,559) and $19,464,848, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007